Related Party Balances and Transactions - Schedule of Major Related Parties and Their Relationships (Details)	12 Months Ended
Dec. 31, 2024
Nanjing Lefang [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Investee with significant influence
Major transaction with the Group	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Hainan Chenxi Investment Consulting Co., Ltd (“Hainan Chenxi”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Investee with significant influence (Since July 2020)
Major transaction with the Group	Related party loan and referral services
Diaobiao Zhonghai (Beijing）Technology Co., Ltd (“Diaobiao Zhonghai”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investee (Since July 2020)
Major transaction with the Group	Capital
Zhongzheng Jinniu (Beijing) Investment Consulting Co., Ltd (“Zhongzheng Jinniu”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investee (Since 2018)
Major transaction with the Group	Related party loan
Beijing Lize Jiaxing Technology Co., LTD (“Lize Jiaxing “) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investee (Since 2022)
Major transaction with the Group	Related party loan
Zhuhai Yuanxin Investment Partnership (“Zhuhai Yuanxin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investee (Since 2021)
Major transaction with the Group	Related party loan
Shuimu Online (Beijing) Technology Co., Ltd(Shuimu Online) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Equity method investee (Since 2020)
Major transaction with the Group	Related party loan